STOCKHOLDERS EQUITY (Details)						12 Months Ended
	Jun. 13, 2022 USD ($) employee shares	Mar. 22, 2021 USD ($) $ / shares shares	Feb. 22, 2021 $ / shares shares	Dec. 23, 2020 USD ($) $ / shares shares	Dec. 21, 2017 shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($) shares
Shares issued for cast, net of offering costs | $							$ 24,759,560
Stock-based compensation | $						$ 5,603,615	$ 9,542,783
Stock-based compensation (in shares)							550,000
2021 Equity Incentive Plan
Stock-based compensation | $	$ 1,688,640
2021 Equity Incentive Plan | Employees
Number of employees | employee	12
Number of shares authorized to be granted to employees	4,200,000
Stock-based compensation (in shares)	1,407,200
Securities Purchase Agreement
Number of shares offered		4,000,000		1,785,000
Common stock, par value | $ / shares		$ 0	$ 0	$ 0
Shares issued, price per share | $ / shares		$ 4.50		$ 1.40
Shares issued for cast, net of offering costs | $		$ 18,000,000		$ 2,499,000
Issuance of common stock, net of offering costs (in shares)		4,000,000	1,295,770		1,784,992
Stock-based compensation (in shares)						550,000